CASH FLOW INFORMATION (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW
Beginning balance	₺ 491,492	₺ 103,266	₺ 255,649
Increase in lease liabilities	140,367	97,602	17,760
Cash inflows	1,750,046	1,619,217	903,260
Cash outflows	(2,017,338)	(1,363,770)	(1,043,162)
Other non-cash movements	39,867	35,177	(30,241)
Ending balance	404,434	491,492	103,266
Less: cash and cash equivalents	(3,813,469)	(592,643)	(282,304)
Net debt / (cash)	(3,409,035)	(101,151)	(179,038)
Lease liabilities
CASH FLOW
Beginning balance	144,056	84,289	151,554
Increase in lease liabilities	140,367	97,602	17,760
Cash outflows	(104,829)	(58,365)	(51,893)
Other non-cash movements	31,656	20,530	(33,132)
Ending balance	211,250	144,056	84,289
Bank borrowings
CASH FLOW
Beginning balance	347,436	18,977	104,095
Cash inflows	1,750,046	1,619,217	903,260
Cash outflows	(1,912,509)	(1,305,405)	(991,269)
Other non-cash movements	8,211	14,647	2,891
Ending balance	₺ 193,184	₺ 347,436	₺ 18,977